S000004371 [Member] Investment Objectives and Goals - iShares Morningstar Mid-Cap ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MORNINGSTAR MID-CAP ETF Ticker: IMCBStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities.